Share-based compensation - Summary of the Group's share based compensation expense (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 1,235,497	¥ 2,575,340		¥ 3,471,470	¥ 24,833,089
Total share-based compensation expense		2,575,340	$ 362,729,000	3,424,049	24,654,583
Employees of an equity investee
Share-based compensation
Share-based compensation expense		¥ 0		47,421	178,506
Increase in the relative ownership percentage of the investee after granting stock-based awards		0.00%	0.00%
Proportionate funding by other investors after granting stock-based awards | $			$ 0
Operations and support
Share-based compensation
Share-based compensation expense		¥ 109,962		143,588	193,552
Sales and marketing expenses
Share-based compensation
Share-based compensation expense		159,830		264,572	326,332
Research and development
Share-based compensation
Share-based compensation expense		907,812		1,183,306	2,258,705
General and administrative
Share-based compensation
Share-based compensation expense		¥ 1,397,736		1,832,583	21,875,994
Investment income (loss), net
Share-based compensation
Share-based compensation expense				¥ 47,421	¥ 178,506